Note 32 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Operating profit	$ 38,360	$ 40,735	$ 60,889
Impairment of property, plant and equipment	497	0	144
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets	3,837	2,930	0
Expected credit losses on deferred consideration on disposal of subsidiary	761	0	0
Profit on sale of subsidiary	0	0	(5,409)
Unrealised foreign exchange gains (note 13)	(2,754)	(8,367)	(31,307)
Cash-settled share-based expense (note 12.1)	477	1,413	689
Cash-settled share-based expense included in production costs (note 8)	692	634	107
Non-cash portion of cash-settled share-based expense	(420)	(1)	(1,384)
Depreciation	8,046	4,628	4,434
Fair value loss on derivative assets (note 14.1)	105	266	(102)
Fair value loss on derivative liabilities (note 14.1)	(135)
Disposal of property, plant and equipment	0	0	63
Derecognition of property, plant and equipment	(38)	182	0
Cash generated from operations before working capital changes	49,698	42,420	28,124
Inventories	(4,016)	(5,707)	(1,655)
Prepayments	(4,272)	816	(2,099)
Trade and other receivables	(4,746)	539	393
Trade and other payables	2,039	(101)	(878)
Cash generated from operations	38,703	37,967	23,885
Derivative liabilities [member]
Statement Line Items [Line Items]
Fair value loss on derivative liabilities (note 14.1)	$ 135	$ 0	$ 0